Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 308,217	€ 318,797	€ 328,618
Cost of sales	(204,807)	(203,095)	(215,763)
Gross Profit	103,410	115,702	112,855
Other income	9,602	4,801	7,116
Selling expenses	(90,511)	(90,229)	(91,373)
Administrative expenses	(40,773)	(35,994)	(37,607)
Impairment on trade receivables	(46)	(289)	(33)
Other expenses	(497)	(260)	(457)
Operating profit/(loss)	(18,815)	(6,269)	(9,499)
Finance income	554	829	941
Finance costs	(8,691)	(10,201)	(9,267)
Net exchange rate gains/(losses)	(2,233)	554	(144)
Net finance income/(costs)	(10,370)	(8,818)	(8,470)
Share of profit/(loss) of equity-method investees	(371)	389	2,897
Profit/(loss) before tax	(29,556)	(14,698)	(15,072)
Income tax expense	(1,036)	(684)	(1,090)
Profit/(loss) for the year	(30,592)	(15,382)	(16,162)
Profit/(loss) attributable to:
Owners of the Company	(29,933)	(15,150)	(16,069)
Non-controlling interests	€ (659)	€ (232)	€ (93)
Profit/(loss) per share
Basic earnings/(loss) per ordinary share	€ (0.54)	€ (0.28)	€ (0.29)
Diluted earnings/(loss) per ordinary share	€ (0.54)	€ (0.28)	€ (0.29)